UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2024

Perkins Discovery Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Perkins Discovery Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 Perkins Discovery Fund Investor Class Shares Ticker: PDFDX

This semi-annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund - Investor Class Shares	$129	2.50%¹

¹	Annualized

How did the Fund perform during the period?

For the period of April 1, 2024 to September 30, 2024 the Fund returned 5.70%. In comparison, the S&P 500® Index returned 9.67% for the same period and our secondary benchmark the Wilshire US Micro Cap Index returned a -3.22%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years, during which micro-cap companies have lagged behind large-caps, micro-caps have begun to perform better, but still lagged behind large-cap companies during the six-month period.

Positioning

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we disposed of two holdings and added one. As a result, the portfolio went from 30 holdings to 29. We started the period with 99.06% invested in equities and ended with 98.58% invested in equities.

Top Contributors Natera, Inc. Veracyte, Inc. Axogen, Inc.	Top Detractors Perion Network Ltd. Veracel Corp. Cryoport, Inc.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Perkins Discovery Fund - $18,570
S&P 500® Index - $29,217
Wilshire US Micro Cap Index - $13,121
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/30/2014
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund	24.96%	5.60%	6.39%
S&P 500® Index	34.38%	14.12%	11.32%
Wilshire US Micro Cap Index	16.43%	1.46%	2.75%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.The Wilshire US Micro Cap Index is a float-adjusted, market capitalization-weighted index of the issues ranked below 2,500 by market capitalization of the Wilshire 5000 total Market Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Perkins Discovery Fund Tailored Shareholder Report

Sector Breakdown

BIOTECHNOLOGY 21.27%
HEALTH CARE SUPPORT 15.92%
SOFTWARE SERVICES 13.02%
HEALTH CARE SUPPLIES 12.17%
HEALTH CARE DRUGS/SERVICES 11.79%
INFORMATION TECHNOLOGY 11.72%
CONSUMER DISCRETIONARY 5.40%
HEALTH CARE TECHNOLOGY 3.15%
HEALTH CARE MANUFACTURING 2.84%
FINANCIALS 1.30%
SHORT-TERM INVESTMENT 1.26%

Top Ten Holdings
Natera, Inc.	10.29%
ePlus, Inc.	9.97%
Veracyte, Inc.	9.66%
Vericel Corp.	8.56%
Axogen, Inc.	6.16%
ANI Pharmaceuticals, Inc.	5.72%
Option Care Health, Inc.	4.65%
NeoGenomics, Inc.	4.38%
Cantaloupe, Inc.	4.30%
BioLife Solutions, Inc.	4.23%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$7,401
Number of Holdings	29
Total Advisory Fee Paid	$35,373
Portfolio Turnover Rate	2.32%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.perkinsfund.com/reports-to-investors/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Schedule of InvestmentsSeptember 30, 2024 (unaudited)

		Shares	Value
98.58%	COMMON STOCKS(A)

21.27%	BIOTECHNOLOGY
	Aziyo Biologics, Inc.	40,000	$152,400
	MDxHealth SA	35,000	72,800
	Veracyte, Inc.	21,000	714,840
	Vericel Corp.	15,000	633,750
			1,573,790

5.40%	CONSUMER DISCRETIONARY
	Magnite, Inc.	20,000	277,000
	Perion Network Ltd.	15,500	122,140
			399,140

1.30%	FINANCIALS
	FlexShopper, Inc.	93,500	96,305

11.79%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.	7,100	423,586
	Journey Medical Corp.	22,000	124,300
	NeoGenomics, Inc.	22,000	324,500
			872,386

2.84%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.	7,500	210,300

12.17%	HEALTH CARE SUPPLIES
	Axogen, Inc.	32,500	455,650
	BioLife Solutions, Inc.	12,500	313,000
	CryoPort, Inc.	10,000	81,100
	Exagen, Inc.	16,500	50,985
			900,735

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Shares	Value
15.92%	HEALTH CARE SUPPORT
	Natera, Inc.	6,000	$761,700
	Option Care Health, Inc.	11,000	344,300
	Rockwell Medical, Inc.	18,181	72,179
			1,178,179

3.15%	HEALTH CARE TECHNOLOGY
	OptimizeRX Corp.	14,000	108,080
	Streamline Health Solutions, Inc.	131,000	30,143
	Tactile Systems Technology, Inc.	6,500	94,965
			233,188

11.72%	INFORMATION TECHNOLOGY
	Airgain, Inc.	15,500	116,870
	Akoustis Technologies, Inc.	29,000	2,595
	Cantaloupe, Inc.	43,000	318,200
	Digi International, Inc.	11,000	302,830
	Inuvo, Inc.	514,500	126,876
			867,371

13.02%	SOFTWARE SERVICES
	Asure Software, Inc.	25,000	226,250
	ePlus, Inc.	7,500	737,550
			963,800

98.58%	TOTAL COMMON STOCKS		7,295,194
	(Cost: $4,413,436)

1.26%	SHORT-TERM INVESTMENT
	Fidelity Investments Money Market Government Portfolio Institutional Class 4.830%(B)	93,536	93,536
	(Cost: $93,536)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Schedule of Investments - continuedSeptember 30, 2024 (unaudited)

		Value
99.84%	TOTAL INVESTMENTS
	(Cost: $4,506,972)	$7,388,730
0.16%	Other assets, net of liabilities	12,055
100.00%	NET ASSETS	$7,400,785

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Statement of Assets and LiabilitiesSeptember 30, 2024 (unaudited)

ASSETS
Investments at value (cost of $4,506,972) (Note 1)	$7,388,730
Interest receivable	231
Receivable from investment advisor (Note 2)	8,488
Receivable for capital stock sold	468
Prepaid expenses	26,690
TOTAL ASSETS	7,424,607

LIABILITIES
Payable for capital stock redeemed	14
Accrued 12b-1 fees	1,463
Accrued accounting, administration and transfer agent fees	8,818
Accrued professional fees	10,031
Other accrued liabilities	3,496
TOTAL LIABILITIES	23,822
NET ASSETS	$7,400,785

Net Assets Consist of:
Paid-in capital	4,757,957
Distributable earnings	2,642,828
Net Assets	$7,400,785

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$7,400,785
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	156,436
Net Asset Value and Offering Price Per Share	$47.31
Redemption Price Per Share*	$46.84

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Statement of OperationsFor The Six Months Ended September 30, 2024 (unaudited)

INVESTMENT INCOME
Interest	$3,103
Total investment income	3,103

EXPENSES
Investment advisory fees (Note 2)	35,373
12b-1 fees (Note 2)	8,843
Recordkeeping and administrative services (Note 2)	21,617
Audit and tax fees (Note 2)	21,087
Custody fees	1,816
Transfer agent fees (Note 2)	11,518
Fund accounting fees	16,025
Filing and registration fees	16,930
Trustee fees	7,001
Compliance fees (Note 2)	4,847
Shareholder reports	13,220
Shareholder servicing	2,446
Insurance	1,207
Other	7,493
Total expenses	169,423
Investment advisory fee waivers and reimbursed expenses (Note 2)	(80,991)
Net expenses	88,432
Net investment income (loss)	(85,329)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	441,933
Change in unrealized appreciation (depreciation) of investments	16,585
Net realized and unrealized gain (loss) on investments	458,518

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$373,189

PERKINS DISCOVERY FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(85,329)	$(188,542)
Net realized gain (loss) on investments	441,933	41,260
Change in unrealized appreciation (depreciation) of investments	16,585	117,787
Increase (decrease) in net assets from operations	373,189	(29,495)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	172,840	1,229,197
Shares redeemed(A)	(756,889)	(2,134,530)
Increase (decrease) in net assets from capital stock transactions	(584,049)	(905,333)

NET ASSETS
Increase (decrease) during period	(210,860)	(934,828)
Beginning of period	7,611,645	8,546,473
End of period	$7,400,785	$7,611,645

(A) Includes redemption fees of:	$178	$10,982

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See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

	Six Months Ended September 30, 2024 (unaudited)	Years Ended March 31,
		2024		2023	2022	2021		2020
Net asset value, beginning of period	$44.76	$44.56		$51.55	$104.12	$39.34		$57.16
Investment activities
Net investment income (loss)(1)	(0.52)	(1.04)		(1.05)	(2.23)	(1.80)		(1.38)
Net realized and unrealized gain (loss) on investments	3.07	1.18		(5.24)	(29.64)	67.94		(16.49)
Total from investment activities	2.55	0.14		(6.29)	(31.87)	66.14		(17.87)
Distributions
Net realized gain	—	—		(0.70)	(20.76)	(1.47)		—
Total distributions	—	—		(0.70)	(20.76)	(1.47)		—
Paid-in capital from redemption fees	— (2)	0.06		— (2)	0.06	0.11		0.05
Net asset value, end of period	$47.31	$44.76		$44.56	$51.55	$104.12		$39.34
Total Return(3)	5.70%	0.45%		(12.02%)	(34.86%)	169.16%		(31.18%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.79%	4.48%		4.10%	2.59%	3.09	%(3)	2.79	%(5)
Expenses, net of waiver or recovery (Note 2)	2.50%	2.50%		2.50%	2.50%	2.59%		2.61%
Net investment income (loss)	(2.41%)	(2.43%)		(2.43%)	(2.50%)	(2.54%)		(2.53%)
Portfolio turnover rate(3)	2.32%	0.00	%(6)	2.12%	8.18%	46.80%		0.70%
Net assets, end of period (000’s)	$7,401	$7,612		$8,546	$11,366	$25,564		$7,220

(1) Per share amounts calculated using the average shares outstanding during the period.

(2) Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 3.00% for the year ended March 31, 2021 and 2.68% for the year ended March 31, 2020.

(6)Ratio is zero due to the Fund not purchasing any long-term securities during the year.

PERKINS DISCOVERY FUND

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial StatementsSeptember 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Perkins Capital Management, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,295,194	$—	$—	$7,295,194
Money Market Fund	93,536	—	—	93,536
	$7,388,730	$—	$—	$7,388,730

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

The Fund held no Level 3 securities at any time during the six months ended September 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30, 2024, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of the Fund’s daily net assets.

The Advisor earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2024 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$35,373	$35,373	$45,618

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2025 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2025 by the Advisor and the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

The total amount of recoverable reimbursements for the Fund as of September 30, 2024, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2025	2026	2027	2028	Total
$17,578	$139,181	$153,954	$80,991	$391,704

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance certain activities primarily intended to result in the sale of the Fund’s shares. The 12b-1 Plan provides that the Fund may pay a fee up to a maximum annual rate of 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2024, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$8,843
Shareholder Services	2,446

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2024, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$19,345	$11,383	$10,071

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended September 30, 2024, Watermark received $4,847 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2024 were as follows:

Purchases	Sales
$164,052	$825,035

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Notes to Financial Statements – continuedSeptember 30, 2024 (unaudited)

are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions paid during the six months ended September 30, 2024 or the year ended March 31, 2024.

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Net investment income (loss)	$(136,945)
Accumulated realized gain (loss)	(101,985)
Net unrealized appreciation (depreciation) on investments	2,881,758
$2,642,828

As of September 30, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$4,506,972	$4,440,498	$(1,558,740)	$2,881,758

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2024	Year ended March 31, 2024
Shares sold	3,958	30,707
Shares redeemed	(17,565)	(52,477)
Net increase (decrease)	(13,607)	(21,770)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Perkins Advisory Agreement”) between the Trust, with respect to the Perkins Discovery Fund (the “Fund”) and Perkins Capital Management, Inc. (“Perkins”). The Board reflected on its discussions regarding the Perkins Advisory Agreement and the manner in which the Fund was managed with representatives from Perkins at the Meeting.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) (continued)

The Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Perkins Advisory Agreement, Perkins’ 15(c) Response, Perkins’ financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the Perkins Advisory Agreement. Mr. Lively reviewed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Perkins Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Perkins; (ii) the investment performance of the Fund and Perkins; (iii) the costs of the services provided and profits realized by Perkins from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Perkins’ practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Perkins’ presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Perkins Advisory Agreement, including: (i) reports regarding the services provided to the Fund and its shareholders by Perkins; (ii) quarterly assessments of the investment performance of the Fund by personnel of Perkins; (iii) commentary on the reasons for the performance; (iv) presentations by Perkins on its investment strategy, personnel and operations; (v) compliance reports concerning the Fund and Perkins; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Perkins; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Perkins Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Perkins, including financial information, a description of its personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) (continued)

other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Perkins from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Perkins Advisory Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of the Services Provided by Perkins.

In considering the nature, extent, and quality of the services provided by Perkins, the Trustees reviewed the responsibilities of Perkins under the Perkins Advisory Agreement. The Trustees reviewed the services provided by Perkins to the Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund and grow its assets. The Trustees evaluated Perkins’ personnel, focusing on the education and experience of its compliance and portfolio management personnel. The Trustees noted that Mr. Daniel S. Perkins has been a co-portfolio manager to the Fund since its inception in 1998 and was a co-founder of Perkins in 1984. They also noted that Mr. Richard C. Perkins has been actively involved in the investment research process at Perkins for many years and was named a portfolio manager for the Fund in 2018. The Trustees considered Mr. Richard C. Perkins’ tenure with Perkins, noting that he joined the firm in 1990. The Trustees considered Perkins’ decision to extend the expense limitation agreement in place for the Fund through at least July 31, 2025, and the benefits shareholders should receive from such agreement. The Trustees reflected on their meetings throughout the year with the representatives from Perkins. The Trustees considered information from Perkins relating to the specific skill set of the portfolio managers implementing the Fund’s investment strategy. After reviewing the foregoing information and further information in the materials provided by Perkins (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Perkins was satisfactory and adequate for the Fund.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) (continued)

2.Investment Performance of the Perkins Discovery Fund and Perkins.

In considering the investment performance of the Fund and Perkins, the Trustees compared the performance of the Fund with several relevant indices and to funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data selected by Broadridge using data from Morningstar, Inc. The Trustees noted that the Fund’s peer group was derived by Broadridge by screening funds in Morningstar’s Small Growth category (“Category”), which resulted in a peer group of 15 funds (“Peer Group”). The Trustees considered that the Fund underperformed the S&P 500 Index and the median of its Peer Group and Custom Category for the one-year, three-year, five-year and ten-year periods ended March 31, 2024. The Trustees also considered the performance of the Fund compared to the Wilshire US Micro-Cap Index, the Russell 2000 Index and the NASDAQ Composite Index, and a composite of separate accounts managed by Perkins (“PCM Equity Composite”), noting that the Fund underperformed each of these indexes and the PCM Equity Composite in all periods presented, except that the Fund outperformed the Wilshire US Micro-Cap Index for the 10-year and 15-year periods ended March 31, 2024, and the Fund outperformed each of these indexes for the since the Fund’s inception through March 31, 2024. The Board considered both the short- and long-term performance record of the Fund, the experience of the portfolio management team and the volatile nature of funds that focus their investments in a concentrated portfolio of small- and micro-cap companies. The Trustees also observed that the PCM Equity Composite includes micro-cap, mid-cap, large-cap and mixed accounts, the investment objective, time horizon and number of different securities in a portfolio may vary and noted Perkins’ opinion that there is not a composite or group of accounts that is managed exactly the same as the Fund. After discussing the investment performance of the Fund further, Perkins’ experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and Perkins was satisfactory, but noted that it would continue to monitor the Fund’s performance.

3.Costs of the Services Provided and Profits Realized by Perkins.

In considering the costs of the services provided and profits realized by Perkins from the relationship with the Fund, the Trustees considered: Perkins’ financial condition and the level of commitment to the Fund by the principals of Perkins; the asset level of the Fund; the overall expenses of the Fund; and the nature and frequency of projected advisory fee payments. The Trustees reviewed information provided by Perkins regarding its profits associated with managing the Fund. The Board noted that the management of the Fund was not profitable

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) (continued)

to Perkins in 2022 and 2023. The Board considered the advisory fee and total expense ratio of the Fund compared to its Category and Peer Group median noting that the Fund’s advisory fee was higher than the Category and Peer Group medians, and that its gross and net expense ratios were higher than the Category and Peer Group medians. However, the Board noted that the Fund’s advisory fee was within the range of advisory fees charged by its Peer Group. The Trustees also recognized that Perkins has agreed to continue its expense limitation agreement for the Fund through at least July 31, 2025, which reduces the overall fees paid by shareholders. Based on the foregoing, the Board concluded that the fees paid to Perkins by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

4.Economies of Scale.

The Board next considered the impact of economies of scale on the size of the Fund and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Trustees considered that while the advisory fee will remain the same at all asset levels, the Fund’s shareholders had experienced benefits as a result of the Fund’s expense limitation arrangement. The Trustees noted that the Fund’s shareholders will continue to experience benefits from the expense limitation arrangement through at least July 31, 2025 to the extent that the Fund’s expenses increase above the agreed upon cap. The Trustees also noted Perkins’ intention to close the Fund to new investors when its total assets reach $100 million. The Board observed that at the Fund’s current assets, there would be limited benefit of any breakpoints in Perkins fee schedule. The Trustees considered that the Fund’s shareholders may benefit from economies of scale under the Fund’s agreements with service providers other than Perkins, if the Fund’s assets grow to a level where breakpoints are applicable. The Trustees noted that at the current asset levels the Fund’s shareholders would not realize any economies of scale, that the expense limitation agreement has reduced expenses, and that Perkins had agreed to extend the expense limitation arrangement in place through at least July 31, 2025. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

FINANCIAL STATEMENTS | September 30, 2024

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) (continued)

5.Practices Regarding Possible Conflicts of Interest and Benefits to Perkins.

In considering Perkins practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Perkins’ code of ethics. The Trustees considered that Perkins intends to continue to utilize soft dollars through Fund transactions, and Perkins will continue to benefit from the publicity of managing a public fund. The Trustees also considered Perkins may benefit by using the Fund as an investment option for some of its smaller client accounts. Based on the foregoing, the Board determined that Perkins’ standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits derived by Perkins from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board concluded that the compensation payable under the Perkins Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all of the surrounding circumstances, and determined that the best interests of the shareholders of the Fund were served by the renewal of the Perkins Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.